--------------------------------------------------------------------------------
                              NEW YORK EQUITY FUND
                              --------------------


                                  ANNUAL REPORT
                                 March 31, 1999


  INVESTMENT ADVISOR                                     ADMINISTRATOR
  ------------------                                     -------------
 PINNACLE ADVISORS LLC                           COUNTRYWIDE FUND SERVICES, INC.
4605 E. Genesee Street                                    P.O. Box 5354
DeWitt, New York 13214                             Cincinnati, Ohio 45201-5354
    1.315.251.1101                                       1.888.899.8344

--------------------------------------------------------------------------------

                                     [LOGO]
--------------------------------------------------------------------------------
                                 New York State
                               Opportunity Funds
                            Invest close to home...

May 21, 1999

Dear Shareholders:

Thank you for being an investor in the New York Equity Fund, the first ever mutual fund that invests primarily in publicly-traded companies headquartered in the state of New York.

For those of you who have been shareholders since the Fund's inception, you have seen a total return on your investment (excluding the impact of applicable sales loads) of over 42%. For twelve months ended March 31, 1999, the Fund returned 13.07%, as compared to 18.46% for its benchmark, the S&P 500 Index. Through the first three quarters of the fiscal year, the Fund slightly outperformed the S&P 500 Index. However, the Fund's flat performance during the fourth quarter, resulting from technology holdings that performed below our expectations, led to the Fund's relative underperformance.

Looking forward, we will continue to attempt to provide shareholders with positive returns by identifying companies with strong brand names and growth potential greater than that of their peers. Even more exciting is our belief that we have an abundance of great companies from which to select. Equity markets continue to look like they are poised to provide favorable returns in the coming year, given the attractive interest rate environment and the outlook for accelerated earnings.

Once again, we appreciate your investment in the Fund and we will remain diligent in our efforts to provide you, our shareholders, with positive returns.

Sincerely,

/s/ Gregg A. Kidd

Gregg A. Kidd
President

                               INVESTMENT ADVISOR
Pinnacle Advisors LLC  4505 East Genesee Street  Dewitt, NY 13214  800-982-0421

                              SHAREHOLDER SERVICES
                Countrywide Fund Services, Inc.   P.O. Box 5354
                    Cincinnati, OH 45201-5354   888-899-8344

--------------------------------------------------------------------------------
  Comparison of the Change in Value since May 12, 1997 of a $10,000 Investment in the New York Equity Fund and the Standard & Poor's 500 Index

                                             3/31/99
                                             -------
New York Equity Fund                         $13,549
Standard & Poor's 500 Index                  $15,815

                         ------------------------------
                              New York Equity Fund
                          Average Annual Total Returns
                         ------------------------------
                          1 Year      Since Inception*
                           7.70%           17.48%
                         ------------------------------

           Past performance is not predictive of future performance.

              *Initial public offering of shares was May 12, 1997.

                              NEW YORK EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                 March 31, 1999


ASSETS
   Investment securities, at market value (Cost $5,474,134)           $6,250,210
   Cash                                                                   14,697
   Dividends receivable                                                    8,388
   Receivable for capital shares sold                                      3,887
   Receivable for securities sold                                        253,116
   Due from Advisor (Note 3)                                              16,742
   Organization expenses, net (Note 1)                                    31,139
   Other assets                                                            5,242
                                                                      ----------
      TOTAL ASSETS                                                     6,583,421
                                                                      ----------

LIABILITIES
   Payable for securities purchased                                      245,835
   Payable for capital shares redeemed                                    29,269
   Payable to affiliates (Note 3)                                          4,000
   Other accrued expenses                                                  7,613
                                                                      ----------
      TOTAL LIABILITIES                                                  286,717
                                                                      ----------

NET ASSETS                                                            $6,296,704
                                                                      ==========

NET ASSETS CONSIST OF:
Paid-in capital                                                       $5,492,499
Accumulated net realized gains from security transactions                 28,129
Net unrealized appreciation on investments                               776,076
                                                                      ----------
NET ASSETS                                                            $6,296,704
                                                                      ==========

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)                            445,010
                                                                      ==========

Net asset value and redemption price per share (Note 1)               $    14.15
                                                                      ==========

Maximum offering price per share (Note 1)                             $    14.86
                                                                      ==========

See accompanying notes to financial statements.

                              NEW YORK EQUITY FUND

                             STATEMENT OF OPERATIONS

                        For the Year ended March 31, 1999


INVESTMENT INCOME
   Dividends                                                          $  47,427
                                                                      ---------

EXPENSES
   Investment advisory fees (Note 3)                                     34,538
   Accounting services fees (Note 3)                                     24,000
   Professional fees                                                     16,212
   Administrative services fees (Note 3)                                 12,000
   Shareholder services and transfer agent fees (Note 3)                 12,000
   Insurance expense                                                     11,250
   Trustees' fees and expenses                                            9,608
   Amortization of organization expenses (Note 1)                         8,719
   Postage and supplies                                                   6,188
   Custodian fees                                                         5,516
   Shareholder reporting costs                                            5,315
   Registration fees                                                      4,726
   Distribution expense (Note 3)                                          4,711
   Pricing costs                                                            727
                                                                      ---------
      TOTAL EXPENSES                                                    155,510
   Fees waived and expenses reimbursed by the Advisor (Note 3)          (87,124)
                                                                      ---------
      NET EXPENSES                                                       68,386
                                                                      ---------

NET INVESTMENT LOSS                                                     (20,959)
                                                                      ---------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions                         94,447
   Net change in unrealized appreciation/
      depreciation on investments                                       525,613
                                                                      ---------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                        620,060
                                                                      ---------

NET INCREASE IN NET ASSETS FROM OPERATIONS                            $ 599,101
                                                                      =========

See accompanying notes to financial statements.

                              NEW YORK EQUITY FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

             For the Periods Ended March 31, 1999 and March 31, 1998

===================================================================================================
                                                                            Year          Period
                                                                           Ended           Ended
                                                                          March 31,       March 31,
                                                                            1999          1998 (a)
---------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment loss                                                  $   (20,959)    $    (1,492)
   Net realized gains (losses) from security transactions                    94,447         (15,840)
   Net change in unrealized appreciation/depreciation on investments        525,613         250,463
                                                                        -----------     -----------
Net increase in net assets from operations                                  599,101         233,131
                                                                        -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net realized gains from security transactions                       (29,519)             --
                                                                        -----------     -----------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                              4,437,691       1,323,067
   Net asset value of shares issued in reinvestment
      of distributions to shareholders                                       18,339              --
   Payments for shares redeemed                                            (310,093)        (75,013)
                                                                        -----------     -----------
Net increase in net assets from capital share transactions                4,145,937       1,248,054
                                                                        -----------     -----------

TOTAL INCREASE IN NET ASSETS                                              4,715,519       1,481,185

NET ASSETS:
   Beginning of period (Note 1)                                           1,581,185         100,000
                                                                        -----------     -----------
   End of period                                                        $ 6,296,704     $ 1,581,185
                                                                        ===========     ===========

CAPITAL SHARE ACTIVITY:
   Shares sold                                                              341,457         122,154
   Shares issued in reinvestment of distributions to shareholders             1,297              --
   Shares redeemed                                                          (23,480)         (6,418)
                                                                        -----------     -----------
   Net increase in shares outstanding                                       319,274         115,736
   Shares outstanding, beginning of period (Note 1)                         125,736          10,000
                                                                        -----------     -----------
   Shares outstanding, end of period                                        445,010         125,736
                                                                        ===========     ===========

(a) Represents the period from the commencement of operations (May 12, 1997) through March 31, 1998.

See accompanying notes to financial statements.

                              NEW YORK EQUITY FUND

                              FINANCIAL HIGHLIGHTS

 Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
----------------------------------------------------------------------------------
                                                           Year           Period
                                                          Ended            Ended
                                                         March 31,        March 31,
                                                           1999           1998 (a)

-----------------------------------------------------------------------------------
Net asset value at beginning of period                 $     12.58      $     10.00
                                                       -----------      -----------
Income (loss) from investment operations:
   Net investment loss                                       (0.05)           (0.01)
   Net realized and unrealized gains on investments           1.69             2.59
                                                       -----------      -----------
Total from investment operations                              1.64             2.58
                                                       -----------      -----------
Less distributions:
       Distributions from net realized gains                 (0.07)              --
                                                       -----------      -----------

Net asset value at end of period                       $     14.15      $     12.58
                                                       ===========      ===========

Total return (b)                                            13.07%           25.80%
                                                       ===========      ===========

Net assets at end of period                            $ 6,296,704      $ 1,581,185
                                                       ===========      ===========

Ratio of net expenses to average net assets (c)              1.97%            1.93%(d)

Ratio of net investment loss to average net assets           0.60%            0.20%(d)

Portfolio turnover rate                                        96%              25%
-----------------------------------------------------------------------------------

(a) Represents the period from the initial public offering of shares (May 12, 1997) through March 31, 1998.

(b)  Total returns shown exclude the effect of applicable sales loads.

(c) Ratios of expenses to average net assets, assuming no waiver of fees and reimbursement of expenses by the Advisor, would have been 4.49% and 13.85%(d) for the periods ended March 31, 1999 and 1998, respectively (Note
     3).

(d)  Annualized.

See accompanying notes to financial statements.

                              NEW YORK EQUITY FUND

                            PORTFOLIO OF INVESTMENTS

                                 March 31, 1999

                                                                      Market
   Shares                                                              Value
   ------                                                              -----
              COMMON STOCKS - 98.6%
              CONGLOMERATES - 5.3%
    3,000     General Electric Company                              $   331,875
                                                                    -----------

              CONSUMER, CYCLICAL - 10.9%
    4,800     Tommy Hilfiger Corporation (a)                            330,600
    5,000     Time Warner, Inc.                                         355,313
                                                                    -----------
                                                                        685,913
                                                                    -----------
              CONSUMER, NON-CYCLICAL - 18.2%
    6,000     Bristol-Myers Squibb Company                              385,875
    2,400     Colgate-Palmolive Company                                 220,800
    3,100     PepsiCo, Inc.                                             121,481
    3,000     Pfizer, Inc.                                              416,250
                                                                    -----------
                                                                      1,144,406
                                                                    -----------
              ENERGY - 1.0%
      700     Amerada Hess Corporation                                   35,219
      500     Texaco, Inc.                                               28,375
                                                                    -----------
                                                                         63,594
                                                                    -----------
              FINANCIAL SERVICES - 22.0%
    6,000     The Bank of New York Company, Inc.                        215,625
    2,500     Chase Manhattan Corporation                               203,281
    2,500     Citigroup, Inc.                                           159,687
      800     Community Bank System, Inc.                                19,050
    3,600     The Equitable Companies, Inc.                             252,000
      600     M & T Bank Corporation                                    287,400
    2,000     J.P. Morgan & Company, Inc.                               246,750
                                                                    -----------
                                                                      1,383,793
                                                                    -----------
              INDUSTRIAL - 9.0%
   12,000     Paychex, Inc.                                             569,250
                                                                    -----------

                              NEW YORK EQUITY FUND

                            PORTFOLIO OF INVESTMENTS

                                 March 31, 1999

                                                                      Market
   Shares                                                              Value
   ------                                                              -----
              COMMON STOCKS - 98.6% (CONTINUED)
              TECHNOLOGY - 22.3%
    4,500     Computer Associates International, Inc.               $   160,031
    5,500     Corning, Inc.                                             330,000
    3,700     International Business Machines Corporation               655,825
    4,800     Xerox Corporation                                         256,200
                                                                    -----------
                                                                      1,402,056
                                                                    -----------
              UTILITIES - 9.9%
    4,000     AT&T Corporation                                          319,250
    5,000     Bell Atlantic Corporation                                 258,438
    1,100     Consolidated Edison Company of New York                    49,844
                                                                    -----------
                                                                        627,532
                                                                    -----------

              TOTAL COMMON STOCKS (COST $5,432,343)                 $ 6,208,419
                                                                    -----------

              MONEY MARKET FUND - 0.7%
   41,791        The Milestone Funds Treasury Obligations
                    Portfolio - Investor Shares (Cost $41,791)           41,791
                                                                    -----------

              TOTAL INVESTMENT SECURITIES
                (COST $5,474,134) - 99.3%                           $ 6,250,210

              OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%               46,494
                                                                    -----------

              NET ASSETS - 100.0%                                   $ 6,296,704
                                                                    ===========

(a) Non-income producing security.

See accompanying notes to financial statements.

                             NEW YORK EQUITY FUND

                         NOTES TO FINANCIAL STATEMENTS

                                March 31, 1999


1.   SIGNIFICANT ACCOUNTING POLICIES

The New York Equity Fund (the Fund) is a non-diversified series of The New York State Opportunity Funds (the Trust). The Trust, registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the 1940 Act), was organized as a Massachusetts business trust on November 20, 1996. The Fund was capitalized on February 18, 1997, when affiliates of Pinnacle Advisors LLC (the Advisor) purchased the initial shares of the Fund at $10 per share. The Fund began the public offering of shares on May 12, 1997.

The Fund seeks to provide long-term capital growth by investing primarily in the common stocks and other equity securities of publicly-traded companies headquartered in the state of New York and those companies having a significant presence in the state.

The following is a summary of the Fund's significant accounting policies:

SECURITIES VALUATION -- The Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price.

SHARE VALUATION -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The redemption price per share is equal to the net asset value per share.

INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

ORGANIZATION EXPENSES -- Expenses of organization have been capitalized and are being amortized on a straight-line basis over five years.

SECURITY TRANSACTIONS -- Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis.

ACCOUNTING ESTIMATES -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

FEDERAL INCOME TAX -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

                              NEW YORK EQUITY FUND

                         NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1999


In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments of $5,474,134 as of March 31, 1999:

     Gross unrealized appreciation........................  $   872,704
     Gross unrealized depreciation........................      (96,628)
                                                            -----------
     Net unrealized appreciation..........................  $   776,076
                                                            ===========

Reclassification of capital accounts -- For the year ended March 31, 1999, the Fund had a net investment loss of $20,959 which was reclassified to paid-in capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between financial statement and income tax reporting requirements, has no effect on net assets or net asset value per share.

2.   INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $7,349,044 and $3,223,868, respectively, for the year ended March 31, 1999.

3.   TRANSACTIONS WITH AFFILIATES

ADVISORY AGREEMENT
The Fund's investments are managed by Pinnacle Advisors LLC (the Advisor) under the terms of an Advisory Agreement. Under the Advisory Agreement, the Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets up to $100 million; 0.95% of such assets from $100 million to $200 million; and 0.85% of such assets in excess of $200 million.

The Advisor currently intends to waive its investment advisory fees to the extent necessary to limit the total operating expenses of the Fund to 1.98% of average daily net assets. In accordance with the above limitation, the Advisor voluntarily waived its entire investment advisory fees of $34,539 for the year ended March 31, 1999 and reimbursed the Fund for $52,585 of other operating expenses.

Certain trustees and officers of the Trust are also officers of the Advisor.

                              NEW YORK EQUITY FUND

                         NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1999


ADMINISTRATION AGREEMENT
Under the terms of the Administration Agreement between the Trust and Countrywide Fund Services, Inc. (CFS), CFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. CFS supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, CFS receives a monthly fee at an annual rate of .15% of average daily net assets up to $25 million; .125% of such assets from $25 million to $50 million; and .10% of such assets in excess of $50 million, subject to a monthly minimum of $1,000.

Certain officers of the Trust are also officers of CFS.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and CFS, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. CFS receives for its services a monthly fee at an annual rate of $17.00 per shareholder account, subject to a $1,000 monthly minimum. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement between the Trust and CFS, CFS calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, CFS receives a monthly fee of $2,000 from the Fund.

PORTFOLIO TRANSACTIONS
All of the Fund's portfolio transactions are executed through Pinnacle Investments, Inc., an affiliate of the Advisor. For the period from April 1, 1998 through October 31, 1998, no brokerage commissions were charged to the Fund on such transactions. For the period November 1, 1998 through March 31,1999, brokerage commissions of $35,717 were charged to the Fund.

DISTRIBUTION PLAN
The Trust has adopted a Plan of Distribution (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may directly incur or reimburse the Advisor for certain costs related to the distribution of the Fund shares, not to exceed 0.25% of average daily net assets. For the year ended March 31, 1999, the Fund incurred $4,711 of such expenses under the Plan.

4.   FEDERAL TAX INFORMATION (UNAUDITED)

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions to shareholders from net realized gains made by the Fund during the tax year ended March 31, 1999. On December 31, 1998, the Fund declared and paid a short-term capital gain distribution of $0.0447 per share and a long-term capital gain distribution of $0.0300 per share.

[LOGO] MCGLADREY & PULLEN, LLP                                          RSM
       -----------------------                                          ---
       CERTIFIED PUBLIC ACCOUNTANTS AND CONSULTANTS                INTERNATIONAL

                          INDEPENDENT AUDITOR'S REPORT

The Board of Trustees and Shareholders
New York Equity Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of New York Equity Fund as of March 31, 1999, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period from May 12, 1997 (commencement of operations) to March 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected financial information referred to above present fairly, in all material respects, the financial position of New York Equity Fund, as of March 31, 1999, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

                                                     /s/ McGladrey & Pullen, LLP

New York, New York
April 23, 1999